April 18, 2011


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Funds Group Trust
      Files Nos. 33-70958 and 811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 59 to the Registrant's registration statements on Form N-1A. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933. The undersigned represents that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary